SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Impax Asset Management Limited
Address:    Mezzanine Floor
		Pegasus House
		37-43 Sackville Street
		London W1S 3EH
		UNITED KINGDOM

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Knight
Title:      Chief Compliance Officer
Phone:      44(0)207 7432 2626

Signature, Place, and Date of Signing:

     M B Knight            		London United Kingdom	12 February 2010
- -----------------------             ------------            -----------------
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   41
                                          -----------
Form 13F Information Table Value Total:   $554297
                                          -----------
                                          (thousands)

List of Other Included Managers:


ISSUER                           CLASS   CUSIP        	 VALUE    SH/PRN	PUT/  INV         OTHER        VOTING AUTH
                                                        '000s          		CALL  DISCRETION   MGRS    SOLE
Active Power Inc		Common	00504W100	 4365	4118185			S		     S
American Water Works 		Common	030420103	 2101	  93750			S		     S
Aqua America Inc		Common	03826W103	  629	  35900			S		     S
Badger Meter			Common	056525108	21294	 534757			S		     S
Baldor Electric			Common	057741100	 1336	  47300			S		     S
Borgwarner Inc			Common	099724106	  897	  27000			S		     S
California Water Services	Common	130788102	  671	  18220			S		     S
Clarcor Inc			Common	179895107       22257    686094			S		     S
Clean Harbors Inc		Common	184496107	34209	 573885			S		     S
Covanta Holdings Corp.		Common	22282E102	26503	1465070			S		     S
Danaher Corp			Common	235851102	 1462	  19435			S		     S
Dionex Corp			Common	254546104	20931	 283350			S		     S
Emerson Electric Co.		Common	291011104	 1790	  42018			S		     S
Esco Technologies Inc		Common	296315104	16766	 466665			S		     S
FPL Group Inc			Common	302571104	  998	  18900			S		     S
ICF International		Common	44925C103	 9530	 355600			S		     S
Idex Corp			Common	45167R104	  312	  10000			S		     S
Insituform Technologies		Common	457667103	  629	  27700			S		     S
Itron Inc			Common	465741106	39234	 580646			S		     S
Johnson Controls inc		Common	478366107	  873	  31900			s		     S
LKQ Corp			Common	501889208	32437	1655790			S		     S
Mastec Inc			Common	576323109	 1574	 125900			S		     S
Metalico Inc			Common	591176102	11597	2357018			S		     S
Mueller water Products Inc-A	Common	624758108	17126	3293536			S		     S
Nalco Holdings			Common	62985Q101	30010	1174830			S		     S
Northwest Pipe Company		Common	667746101	  517	  19320 		S		     S
Ormat Technologies Inc		Common	686688102	33676	 889947			S		     S
Pall corp			Common	696429307	37901	1046990			S		     S
Pentair Inc.			Common	709631105	30204	 935100			s		     S
Perkinelmer Inc.		Common	714046109	 1345	  65300			S		     S
Polypore International		Common	73179V103	16970	1426010			S		     S
Power Integrations Inc		Common	739276103	20495	 563681			S		     S
Regal Beloit			Common	758750103	28153	 540370			S		     S
Republic services Inc		Common	760759100	 1252	  43951			S		     S
Sims Group			Common	829160100	27735	1422294			S		     S
Stericycle Inc			Common	858912108	26710	 484148			S		     S
Sunpower Corp class B		Common	867652307	24216	1155900			S		     S
Thermo Fisher Scientific Inc	Common	883556102	 2051	  43000			S		     S
URS Corp			Common	903236107	 1393     31300			S		     S
Watts Water Technologies-A	Common	942749102	  652	  21100			S		     S
3M Co				Common	88579Y101	 1496	  18100			S		     S